UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-02671

DWS Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  5/31

Date of reporting period: 8/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2010 (Unaudited)

DWS Strategic High Yield Tax Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 94.0%
Alabama 0.3%
Camden, AL, Industrial Development Board Revenue, Weyerhaeuser, Series A, Prerefunded, 6.125%, 12/1/2024	1,000,000	1,174,400
Montgomery, AL, Medical Clinic Board, Health Care Facility Revenue, Jackson Hospital & Clinic, 5.25%, 3/1/2036	2,000,000	1,958,719
Sylacauga, AL, Health Care Authority Revenue, Coosa Valley Medical Center, Series A, 6.0%, 8/1/2035	2,000,000	1,763,460

		4,896,579
Arizona 1.6%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025	4,000,000	4,140,120
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	3,930,000	4,549,682
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Series A, 5.0%, 7/1/2022	3,570,000	3,991,010
Series A, 5.0%, 7/1/2023	2,540,000	2,815,463
Pima County, AZ, Industrial Development Revenue, Tucson Electric Power:
5.75%, 9/1/2029	2,250,000	2,330,415
Series A, 6.375%, 9/1/2029	5,000,000	5,118,450
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-1, 144A, AMT, 4.9%, 3/1/2028	5,000,000	4,969,800

		27,914,940
California 10.1%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.125%, 4/1/2039	10,000,000	10,868,500
Series F-1, 5.5%, 4/1/2043	10,000,000	11,044,700
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	8,750,000	10,790,500
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	5,000,000	4,820,650
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series A-1, 5.75%, 6/1/2047	1,665,000	1,247,202
California, State General Obligation:
5.0%, 8/1/2034	5,185,000	5,291,811
5.125%, 8/1/2036	13,500,000	13,834,800
5.5%, 3/1/2040	5,130,000	5,516,853
California, State General Obligation, Various Purposes:
5.0%, 11/1/2032	10,000,000	10,225,900
5.0%, 6/1/2037	10,000,000	10,156,600
5.0%, 11/1/2037	9,145,000	9,295,801
5.0%, 12/1/2037	5,000,000	5,067,900
5.0%, 4/1/2038	2,650,000	2,684,079
5.25%, 3/1/2036	6,075,000	6,301,658
5.75%, 4/1/2031	23,360,000	25,866,061
California, State Public Works Board, Lease Revenue, Capital Projects:
Series A-1, 6.0%, 3/1/2035	10,175,000	10,980,962
Series I-1, 6.375%, 11/1/2034	5,000,000	5,542,850
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023	620,000	648,247
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease Revenue, Series C, AMT, 7.5%, 12/1/2024	6,035,000	6,114,903
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series F, 5.0%, 5/1/2035	7,970,000	8,285,453
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, 5.125%, 11/1/2039	10,400,000	11,354,200
University of California, Regents Medical Center, Pooled Revenue, Series B-1, 0.26% **, 5/15/2032	895,000	895,000

		176,834,630
Colorado 3.2%
Colorado, E-470 Public Highway Authority Revenue, Series A-1, 5.5%, 9/1/2024 (a)	3,500,000	3,614,030
Colorado, Health Facilities Authority Revenue, Adventist Health Sunbelt, Series D, 5.125%, 11/15/2029	8,000,000	8,267,600
Colorado, Health Facilities Authority Revenue, Christian Living Communities Project, Series A, 5.75%, 1/1/2037	1,000,000	909,420
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	11,750,000	10,496,628
Colorado, Health Facilities Authority Revenue, Valley View Hospital Association, 5.75%, 5/15/2036	2,000,000	2,071,500
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028	6,365,000	7,201,425
Colorado, Regional Transportation District, Private Activity Revenue, Denver Transit Partners, 6.0%, 1/15/2041	2,000,000	2,098,560
Colorado, Transportation/Tolls Revenue, Northwest Parkway Public Highway Authority, Series D, Prerefunded, 7.125%, 6/15/2041	7,865,000	8,412,325
Denver, CO, Airport Revenue, Series D, AMT, 7.75%, 11/15/2013	6,200,000	6,762,526
Denver, CO, City & County Single Family Mortgage Revenue, Metro Mayors Caucus, AMT, 5.25%, 11/1/2040 (b)	2,820,683	2,896,841
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,462,765

		55,193,620
Connecticut 1.9%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	20,000,000	21,659,600
Connecticut, Mohegan Tribe Indians Gaming Authority, Priority Distribution, 144A, 5.25%, 1/1/2033	3,000,000	2,221,710
Hamden, CT, Facility Revenue, Whitney Center Project, Series A, 7.625%, 1/1/2030	1,200,000	1,296,960
Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A, 6.5%, 9/1/2031 ***	7,295,000	3,531,364
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe:
Series B, 144A, Zero Coupon, 9/1/2010 ***	2,000,000	934,000
Series B, 144A, Zero Coupon, 9/1/2011	2,000,000	1,023,140
Series B, 144A, Zero Coupon, 9/1/2012	2,000,000	919,280
Series B, 144A, Zero Coupon, 9/1/2013	2,000,000	860,340
Series B, 144A, Zero Coupon, 9/1/2014	2,000,000	801,000
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe, Series B, 144A, 5.7%, 9/1/2012 ***	1,000,000	510,920

		33,758,314
Delaware 0.0%
Sussex County, DE, First Mortgage Revenue, Cadbury Lewes, Series A, 6.0%, 1/1/2035	1,000,000	856,930
District of Columbia 0.6%
District of Columbia, Metropolitan Airport Authority System, Series B, AMT, 5.0%, 10/1/2023 (a)	10,000,000	10,761,300
Florida 8.4%
Bayside, FL, Sales & Special Tax Revenue, Community Development District, Series A, 6.3%, 5/1/2018	375,000	344,160
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	6,335,000	6,393,852
Florida, Harbourage at Braden River Community Development District, Capital Improvement Revenue, Series A, 6.125%, 5/1/2034	1,450,000	1,438,226
Florida, Lee Memorial Heath Systems Hospital Revenue, Series B, 0.25% **, 4/1/2033, Bank of America NA (c)	3,355,000	3,355,000
Florida, Main Street Community Development District, Capital Improvement Revenue, Series A, 144A, 6.8%, 5/1/2038	2,925,000	2,621,911
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	8,500,000	8,251,290
Florida, Special Assessment Revenue, East Park Community Development District, Series A, 7.5%, 5/1/2039	1,735,000	1,571,546
Florida, Tolomato Community Development District, Special Assessment, 5.4%, 5/1/2037	18,240,000	14,828,026
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System:
Series G, 5.125%, 11/15/2020	970,000	1,064,565
Series G, Prerefunded, 5.125%, 11/15/2020	30,000	36,407
Series G, 5.125%, 11/15/2021	1,930,000	2,092,274
Series G, Prerefunded, 5.125%, 11/15/2021	70,000	84,949
Series G, 5.125%, 11/15/2022	2,205,000	2,371,345
Series G, Prerefunded, 5.125%, 11/15/2022	75,000	91,016
Series G, 5.125%, 11/15/2023	2,245,000	2,402,824
Series G, Prerefunded, 5.125%, 11/15/2023	180,000	218,439
Hillsborough County, FL, Industrial Development Authority Revenue, Health Facilities, University Community Hospital, Series A, 5.625%, 8/15/2029	13,125,000	13,271,344
Miami Beach, FL, Health Facilities Authority Hospital Revenue, Mount Sinai Medical Center, 144A, 6.75%, 11/15/2029	8,100,000	8,309,790
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033 (a)	10,000,000	10,294,800
Series A-1, 5.5%, 10/1/2041	5,000,000	5,291,300
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041 (b)	5,000,000	5,233,000
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	3,650,000	3,884,804
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, Series C, 5.25%, 10/1/2035	5,000,000	5,115,450
Orlando & Orange County, FL, Expressway Authority Revenue, Series A, 5.0%, 7/1/2040	8,920,000	9,313,996
Orlando, FL, Greater Aviation Authority, Airport Facilities Revenue, Jet Blue Airways Corp., AMT, 6.5%, 11/15/2036	1,000,000	983,810
Palm Beach County, FL, Health Facilities Authority Revenue, Waterford Project, 5.375%, 11/15/2022	2,600,000	2,550,782
Port St. Lucie, FL, Special Assessment Revenue, Southwest Annexation District 1, Series B, 5.0%, 7/1/2027 (a)	2,500,000	2,542,500
Seminole Tribe, FL, Special Obligation Revenue:
Series A, 144A, 5.5%, 10/1/2024	8,000,000	7,914,640
Series A, 144A, 5.75%, 10/1/2022	9,500,000	9,582,460
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2025 (a) (b)	3,745,000	4,003,705
South Miami, FL, Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group:
5.0%, 8/15/2023	5,000,000	5,325,900
5.0%, 8/15/2024	1,000,000	1,059,550
5.0%, 8/15/2025	5,000,000	5,282,250

		147,125,911
Georgia 3.5%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029	3,000,000	2,868,540
Athens-Clarke County, GA, Unified Government Development Authority Revenue, University of Georgia Athletic Association, Inc. Project, 0.25% **, 8/1/2033, Bank of America NA (c)	1,635,000	1,635,000
Atlanta, GA, Tax Allocation, Beltline Project, Series B, 7.375%, 1/1/2031	4,915,000	5,139,517
Atlanta, GA, Tax Allocation, Princeton Lakes Project, 144A, 5.5%, 1/1/2031	1,045,000	970,115
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.375%, 11/1/2039 (a)	10,000,000	10,720,500
Series A, 6.25%, 11/1/2034	10,000,000	11,476,000
De Kalb County, GA, Hospital Authority Revenue, Anticipation Certificates, Dekalb Medical Center, Inc. Project, 6.125%, 9/1/2040	7,500,000	7,798,425
Georgia, Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates-Southeast Health, Series A, 5.625%, 8/1/2034	5,500,000	5,657,025
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019 (b)	10,000,000	11,086,300
Series A, 5.5%, 9/15/2024	2,440,000	2,600,089
Georgia, Municipal Electric Authority, Power Revenue:
Series 2005-Z, 5.5%, 1/1/2012	730,000	754,531
Series Z, ETM, 5.5%, 1/1/2012	55,000	57,046

		60,763,088
Guam 0.9%
Government of Guam, General Obligation, Series A, 7.0%, 11/15/2039	10,155,000	11,372,788
Government of Guam, Waterworks Authority, Water & Wastewater System Revenue, 5.5%, 7/1/2016	1,300,000	1,316,107
Guam, Power Authority Revenue, Series A, 5.5%, 10/1/2030	3,000,000	3,030,150

		15,719,045
Hawaii 1.8%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2034	15,000,000	15,638,250
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 15 Craigside Project, Series A, 9.0%, 11/15/2044	2,000,000	2,328,400
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co.:
Series B, AMT, 4.6%, 5/1/2026 (a)	11,790,000	11,470,963
6.5%, 7/1/2039	2,500,000	2,785,700

		32,223,313
Illinois 3.1%
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2029 (a)	175,000	183,789
Illinois, Finance Authority Revenue, Carle Foundation, Series B, 0.23% **, 2/15/2033, Northern Trust Co. (c)	1,875,000	1,875,000
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	11,000,000	10,857,660
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg:
Series A, 5.625%, 2/15/2037	5,000,000	4,185,650
7.25%, 2/15/2045	4,000,000	4,180,560
Illinois, Finance Authority Revenue, Park Place of Elmhurst:
Series D-3, 6.25%, 8/15/2015	1,505,000	1,513,744
Series A, 8.125%, 5/15/2040	8,000,000	7,949,600
Illinois, Finance Authority Revenue, Roosevelt University Project, 6.5%, 4/1/2044	5,000,000	5,357,100
Illinois, Finance Authority Revenue, Rush University Medical Center, Series B, 5.75%, 11/1/2028 (a)	1,250,000	1,344,662
Illinois, Finance Authority Revenue, Swedish Covenant Hospital, Series A, 6.0%, 8/15/2038	7,830,000	8,092,070
Illinois, Finance Authority Revenue, Three Crowns Park Plaza:
Series A, 5.875%, 2/15/2026	1,225,000	1,226,936
Series A, 5.875%, 2/15/2038	500,000	477,410
Illinois, Municipal Electric Agency, Power Supply Revenue:
Series A, 5.25%, 2/1/2023 (a)	3,500,000	3,833,795
Series A, 5.25%, 2/1/2024 (a)	2,500,000	2,735,875

		53,813,851
Indiana 0.4%
Indiana, Health & Educational Facility Financing Authority, Hospital Revenue, Community Foundation Northwest, 5.5%, 3/1/2037	1,750,000	1,757,577
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	1,000,000	868,860
Indiana, State Finance Authority, Environmental Revenue, Duke Energy Indiana, Inc. Project, Series A-5, 0.25% **, 10/1/2040, Bank of America NA (c)	1,100,000	1,100,000
North Manchester, IN, Peabody Retirement Community Project Revenue, Series A, 7.25%, 7/1/2033 ***	3,000,000	1,871,850
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc., 144A, 5.5%, 9/1/2027	1,000,000	996,720

		6,595,007

Iowa 1.0%
Altoona, IA, Urban Renewal Tax Increment Revenue, Annual Appropriation:
6.0%, 6/1/2034	1,000,000	1,059,560
6.0%, 6/1/2039	2,000,000	2,104,720
Cedar Rapids, IA, First Mortgage Revenue, Cottage Grove Place, Series A, 5.875%, 7/1/2028	5,335,000	4,161,727
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	5,000,000	5,005,050
Iowa, Finance Authority, Health Facilities Revenue, Iowa Health Systems, Series E, 0.25% **, 7/1/2039, Bank of America NA (c)	4,900,000	4,900,000

		17,231,057
Kansas 1.1%
Kansas, State Department of Transportation Highway Revenue, Series A-5, 0.25% **, 9/1/2015	4,500,000	4,500,000
Lenexa, KS, Health Care Facility Revenue, 5.5%, 5/15/2039	2,000,000	1,712,220
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, 7.25%, 5/15/2039	1,200,000	1,242,036
Wichita, KS, Hospital & Healthcare Revenue:
Series 3, 5.5%, 11/15/2025	1,300,000	1,330,550
Series 3, 5.625%, 11/15/2031	3,750,000	3,820,013
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III-A, 5.0%, 11/15/2034	3,410,000	3,513,766
Wyandotte County, KS, Unified Government Special Obligation Revenue, Sales Tax, Series B, 5.0%, 12/1/2020	3,600,000	3,779,172

		19,897,757
Kentucky 1.2%
Kentucky, Economic Development Finance Authority, Health System Revenue, Norton Healthcare, Series A, 6.625%, 10/1/2028	1,195,000	1,208,659
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	13,000,000	14,010,230
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033 (a) (b)	3,635,000	4,004,389
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	1,000,000	1,016,730

		20,240,008
Louisiana 1.9%
DeSoto Parish, LA, Environmental Improvement Revenue, International Paper Co. Project:
Series A, AMT, 5.0%, 11/1/2018	1,260,000	1,281,218
Series A, AMT, 5.75%, 9/1/2031	5,000,000	5,083,400
Louisiana, Local Government Environmental Facilities & Community Development, Westlake Chemical Corp., Series A, 6.5%, 8/1/2029	1,000,000	1,045,190
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	6,000,000	6,295,740
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,123,900
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	14,000,000	14,027,300

		32,856,748
Maryland 1.7%
Anne Arundel County, MD, Special Obligation, National Business Park North Project, 6.1%, 7/1/2040	2,200,000	2,248,730
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2031	7,000,000	5,272,540
Series B, 5.25%, 12/1/2031	3,400,000	2,651,354
Maryland, State Health & Higher Educational Facilities Authority Revenue, Doctors Community Hospital, Inc., 5.75%, 7/1/2038	6,250,000	6,272,687
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center, Series A, 5.0%, 7/1/2037	5,005,000	4,825,621
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
5.75%, 1/1/2033	2,660,000	2,738,257
6.0%, 1/1/2028	6,100,000	6,477,834

		30,487,023
Massachusetts 4.1%
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035	8,805,000	4,914,247
AMT, 8.0%, 9/1/2035	960,000	485,117
Massachusetts, Bay Transportation Authority, General Transportation Systems, 0.3% **, 3/1/2030	600,000	600,000
Massachusetts, Development Finance Agency, Senior Living Facility Revenue, Series B2, 6.25%, 6/1/2014	2,370,000	2,373,010
Massachusetts, Development Finance Agency, Senior Living Facility Revenue, Groves-Lincoln:
Series A, 7.75%, 6/1/2039	1,250,000	1,333,513
Series A, 7.875%, 6/1/2044	1,250,000	1,335,463
Massachusetts, Health & Educational Facilities Authority Revenue, Caritas Christi Obligation, Series B, 6.25%, 7/1/2022	1,750,000	1,793,050
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, Prerefunded, 9.0%, 12/15/2015	3,100,000	3,612,058
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,605,000	3,306,614
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, Prerefunded, 9.15%, 12/15/2023	2,000,000	2,409,540
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	7,450,000	7,499,691
Massachusetts, State Development Finance Agency Revenue, College of the Holy Cross, Series A, 0.24% **, 9/1/2037, Bank of America NA (c)	7,000,000	7,000,000
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility, Series A, 5.75%, 11/15/2035	2,300,000	1,764,583
Massachusetts, State Health & Educational Facilities Authority Revenue, Caregroup Healthcare System:
Series E-1, 5.0%, 7/1/2028	1,500,000	1,539,990
Series E-1, 5.125%, 7/1/2038	1,500,000	1,519,680
Massachusetts, State Health & Educational Facilities Authority Revenue, Jordan Hospital, Series B, 6.875%, 10/1/2015	4,500,000	4,506,075
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center:
Series E, 5.0%, 7/15/2022	2,250,000	2,190,757
Series E, 5.0%, 7/15/2032	3,250,000	2,871,180
Series E, 5.0%, 7/15/2037	2,750,000	2,362,250
Massachusetts, State Health & Educational Facilities Authority Revenue, South Shore Hospital:
Series F, 5.625%, 7/1/2019	370,000	372,272
Series F, 5.75%, 7/1/2029	1,480,000	1,487,148
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	7,145,000	7,557,338
Massachusetts, State Port Authority, Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2016 (a)	5,000,000	4,839,550
Series A, AMT, 5.5%, 1/1/2018 (a)	4,000,000	3,758,080

		71,431,206
Michigan 2.3%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:
7.0%, 11/15/2038	4,500,000	4,450,230
7.125%, 11/15/2043	1,500,000	1,496,925
Detroit, MI, Sales & Special Tax Revenue, Downtown Development Authority:
Zero Coupon, 7/1/2011	3,150,000	3,076,322
Zero Coupon, 7/1/2012	3,150,000	2,978,892
Detroit, MI, Sewer Disposal Revenue, Series D, 0.957% *, 7/1/2032 (a)	1,600,000	1,081,040
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community, 5.375%, 5/15/2027	1,000,000	889,540
Michigan, Municipal Bond Authority Revenue, State Aid Revenue Notes, Series B, 5.0%, 3/21/2011	3,440,000	3,442,958
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023 (a)	7,500,000	8,407,875
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	6,315,000	6,565,958
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Motion Picture Studios, Recovery Zone Project, Series A, 144A, 7.0%, 8/1/2040	6,000,000	6,189,780
Saginaw, MI, Hospital & Healthcare Revenue, Hospital Finance Authority, Covenant Medical Center, Series F, 6.5%, 7/1/2030	2,000,000	2,021,700

		40,601,220
Mississippi 1.2%
Jackson County, MS, Port Facility Revenue, Chevron USA, Inc. Project, 0.21% **, 6/1/2023	2,000,000	2,000,000
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	6,154,335
Mississippi, Sales & Special Tax Revenue, Development Bank, Diamond Lakes Utilities, Series A, 6.25%, 12/1/2017	900,000	820,926
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.5%, 9/1/2031	4,250,000	4,354,040
Series A, 5.8%, 5/1/2034	4,000,000	4,233,200
Series A, 6.5%, 9/1/2032	2,620,000	2,921,117

		20,483,618
Missouri 0.8%
Branson, MO, Regional Airport Transportation Development, District Airport Revenue, Series B, AMT, 6.0%, 7/1/2037	1,250,000	718,325
Cass County, MO, Hospital Revenue, 5.5%, 5/1/2027	2,000,000	1,963,480
Kansas City, MO, Industrial Development Authority, Health Facilities Revenue, First Mortgage, Bishop Spencer, Series A, 6.5%, 1/1/2035	1,000,000	929,750
Kirkwood, MO, Industrial Development Authority, Retirement Community Revenue, Aberdeen Heights:
Series C-3, 6.5%, 5/15/2015	1,925,000	1,938,148
Series A, 8.25%, 5/15/2039	1,000,000	1,057,230
Series A, 8.25%, 5/15/2045	2,850,000	2,947,385
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	4,085,000	4,460,983

		14,015,301
Nebraska 0.6%
Douglas County, NE, Hospital Authority No. 002 Revenue, Health Facilities, Immanuel Obligation Group, 5.625%, 1/1/2040	1,500,000	1,562,310
Lancaster County, NE, Hospital Authority No.1, Health Facilities Revenue, Immanuel Obligation Group, 5.625%, 1/1/2040	2,500,000	2,603,850
Nebraska, Central Plains Energy Project Revenue, Project No. 1, Series A, 5.25%, 12/1/2021	3,000,000	3,127,470
Nebraska, Investment Finance Authority, Single Family Housing Revenue, Series B, AMT, 0.29% **, 9/1/2034	3,000,000	3,000,000

		10,293,630
Nevada 1.3%
Clark County, NV, Industrial Development Revenue, Nevada Power Co. Project:
Series A, AMT, 5.6%, 10/1/2030	2,080,000	2,028,270
Series B, AMT, 5.9%, 10/1/2030	8,335,000	8,334,333
Clark County, NV, School District, Series A, 5.0%, 6/15/2022 (a) (b)	4,830,000	5,496,637
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier, 7.375%, 1/1/2030 ***	6,000,000	12,000
Reno, NV, Hospital Revenue, Renown Regional Medical Center Project, Series A, 5.0%, 6/1/2027	5,000,000	5,082,650
Sparks, NV, Local Improvement Districts, Limited Obligation District No. 3, 6.75%, 9/1/2027	2,000,000	1,970,240

		22,924,130
New Hampshire 0.9%
New Hampshire, Health & Education Facilities Authority Revenue, Havenwood-Heritage Heights:
Series A, 5.35%, 1/1/2026	1,035,000	994,118
Series A, 5.4%, 1/1/2030	550,000	513,084
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, New Hampshire Catholic Charities, 5.8%, 8/1/2022	2,760,000	2,760,883
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, Rivermead at Peterborough:
5.5%, 7/1/2013	915,000	916,363
5.625%, 7/1/2018	1,615,000	1,583,346
New Hampshire, State Business Finance Authority Revenue, Elliot Hospital Obligation Group, Series A, 6.125%, 10/1/2039	5,000,000	5,224,450
New Hampshire, State Business Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 5.2%, 5/1/2027	4,000,000	4,091,040

		16,083,284
New Jersey 2.2%
Middlesex County, NJ, Pollution Control Authority Revenue, Pollution Control Amerada, 6.05%, 9/15/2034	1,000,000	1,030,360
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,165,000	1,152,966
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue, Series A, 5.0%, 7/1/2023 (a)	1,770,000	1,877,439
New Jersey, Economic Development Authority Revenue, School Facilities Construction, Series V-1, 144A, 1.24% **, 3/1/2020, Allied Irish Bank PLC (c)	5,000,000	5,000,000
New Jersey, Economic Development Authority Revenue, United Methodist Homes, Series A-2, 6.625%, 7/1/2033	2,500,000	2,517,450
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, 6.625%, 7/1/2038	11,570,000	12,259,919
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,425,000	1,377,419
New Jersey, Tobacco Settlement Financing Corp., Series 1-A, 5.0%, 6/1/2029	15,965,000	13,193,636

		38,409,189
New Mexico 0.4%
Farmington, NM, Pollution Control Revenue, Public Service Co. of New Mexico, Series C, 5.9%, 6/1/2040	7,500,000	7,809,525
New York 2.9%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, Albany College of Pharmacy, Series A, 0.27% **, 7/1/2038, TD Bank NA (c)	700,000	700,000
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, 5.25%, 11/15/2027	3,000,000	3,055,590
Series A, 5.75%, 11/15/2022	1,500,000	1,611,615
Long Island, NY, Power Authority, Electric Systems Revenue, Series E, 5.0%, 12/1/2022 (a)	7,075,000	7,890,606
New York, Liberty Development Corp. Revenue, National Sports Museum Project, Series A, 144A, 6.125%, 2/15/2019 ***	2,203,531	22
New York, State Dormitory Authority Revenues, NYU Hospital Center, Series B, 5.25%, 7/1/2024	915,000	970,943
New York, State Dormitory Authority Revenues, Orange Regional Medical Center, 6.125%, 12/1/2029	2,000,000	2,071,080
New York, State Housing Finance Agency Revenue, Rip Van Winkle House LLC, Series A, 144A, AMT, 0.31% **, 11/1/2034	2,400,000	2,400,000
New York, State Mortgage Agency, Homeowner Mortgage Revenue:
Series 150, AMT, 0.32% **, 10/1/2037	2,250,000	2,250,000
Series 144, AMT, 0.32% **, 10/1/2037	2,300,000	2,300,000
New York & New Jersey Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2023 (a)	8,260,000	8,832,666
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	8,000,000	8,029,200
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport:
AMT, 7.75%, 8/1/2031	1,470,000	1,551,261
AMT, 8.0%, 8/1/2028	3,000,000	3,201,960
New York City, NY, Industrial Development Agency, Special Facility Revenue, British Airways PLC Project, AMT, 7.625%, 12/1/2032	1,500,000	1,524,630
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 0.26% **, 11/15/2022	1,230,000	1,230,000
New York, NY, General Obligation, Series A-6, 144A, 0.27% **, 8/1/2031, Landesbank Baden-Wurttemberg (c)	2,440,000	2,440,000
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	1,030,325

		51,089,898
North Carolina 0.6%
Charlotte, NC, Airport Revenue, Series A, 5.0%, 7/1/2039	1,450,000	1,521,122
North Carolina, Eastern Municipal Power Agency, Power Systems Revenue, Series B, 5.0%, 1/1/2026	2,800,000	3,033,772
North Carolina, Electric Revenue, Municipal Power Agency:
Series F, 5.5%, 1/1/2016	1,000,000	1,091,600
Series F, 5.5%, 1/1/2017	1,495,000	1,631,942
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, Southminster Project, Series A, 5.625%, 10/1/2027	2,500,000	2,444,900
North Carolina, Municipal Power Agency, No. 1 Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	1,545,000	1,646,723

		11,370,059
Ohio 2.0%
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2030	37,505,000	30,577,076
Franklin County, OH, Hospital & Healthcare Revenue, Health Care Facilities, Ohio Presbyterian Retirement Service, Series A, Prerefunded, 7.125%, 7/1/2029	1,000,000	1,066,380
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project, Series 2010, 5.75%, 11/15/2040	3,000,000	3,094,230

		34,737,686
Oklahoma 0.4%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, Series A, 7.25%, 11/1/2045	6,500,000	6,584,565
Oregon 0.6%
Clackamas County, OR, North Clackamas School District No. 12, Series B, Step-up Coupon, 0% to 6/15/2011, 5.0% to 6/15/2023 (a)	10,420,000	11,255,892
Pennsylvania 3.3%
Allegheny County, PA, Hospital Development Authority Revenue, West Penn Allegheny Health Systems:
Series A, 5.0%, 11/15/2028	12,160,000	9,709,152
Series B, Prerefunded, 9.25%, 11/15/2022	2,000,000	2,076,720
Chester County, PA, Senior Care Revenue, Health & Education Facilities Authority, Jenners Pond, Inc. Project, Prerefunded, 7.625%, 7/1/2034	1,750,000	1,999,655
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, 5.75%, 7/1/2017	6,250,000	7,134,437
Lancaster County, PA, Hospital Authority Revenue, Brethren Village Project, Series A, 6.375%, 7/1/2030	1,000,000	1,011,180
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	2,400,000	2,045,760
Northampton County, PA, Hospital Authority Revenue, St. Luke's Hospital Project:
Series A, 5.375%, 8/15/2028	3,500,000	3,638,740
Series A, 5.5%, 8/15/2035	6,500,000	6,689,540
Pennsylvania, Economic Development Finance Authority, US Airways Group, Series B, 8.0%, 5/1/2029	1,000,000	1,036,080
Pennsylvania, Economic Development Financing Authority, Exempt Facilities Revenue, Reliant Energy, Series A, AMT, 6.75%, 12/1/2036	2,910,000	3,018,427
Pennsylvania, Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility, 6.25%, 1/1/2032	1,500,000	1,624,395
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, Prerefunded, 6.0%, 1/15/2031	5,095,000	5,255,187
Pennsylvania, Sales & Special Tax Revenue, Economic Development Financing Authority, Amtrak Project, Series A, AMT, 6.125%, 11/1/2021	700,000	715,015
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/2040	3,000,000	3,074,220
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Temple University Health Systems, Series A, 5.0%, 7/1/2034	10,000,000	8,694,300

		57,722,808
Puerto Rico 6.7%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	25,750,000	27,938,235
Commonwealth of Puerto Rico, General Obligation:
Series A, 5.0%, 7/1/2021	5,000,000	5,250,350
Series A, 6.0%, 7/1/2038	7,200,000	7,767,792
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	1,470,000	1,601,624
Commonwealth of Puerto Rico, Public Improvement:
Series A, 5.5%, 7/1/2022 (a)	5,000,000	5,586,100
Series B, 6.5%, 7/1/2037	10,000,000	11,288,200
Puerto Rico, Electric Power Authority Revenue:
Series TT, 5.0%, 7/1/2032	5,500,000	5,666,430
Series TT, 5.0%, 7/1/2037	4,000,000	4,099,720
Series XX, 5.25%, 7/1/2040	6,665,000	6,988,052
Puerto Rico, Public Buildings Authority Revenue, Government Facilities:
Series N, 5.5%, 7/1/2024	2,000,000	2,120,020
Series M, 6.25%, 7/1/2022	5,000,000	5,878,700
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	4,570,000	4,827,291
Series A, 5.75%, 8/1/2037	2,130,000	2,283,275
Series A, 6.5%, 8/1/2044	10,000,000	11,376,500
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation:
Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	10,000,000	8,641,600
Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	7,720,000	5,417,510

		116,731,399
South Carolina 0.9%
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,511,520
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District:
Series B, 7.5%, 11/1/2015	1,000,000	958,700
Series A, 7.75%, 11/1/2039	4,917,000	4,285,559
South Carolina, Jobs Economic Development Authority Revenue, Bon Secours Health System, Series B, 5.625%, 11/15/2030	3,960,000	4,031,438
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
5.75%, 8/1/2039	3,595,000	3,711,155
Series C, Prerefunded, 7.0%, 8/1/2030	600,000	709,338

		15,207,710
South Dakota 0.5%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
Series B, 5.25%, 7/1/2038	3,000,000	3,085,110
Series B, 5.5%, 7/1/2035	5,000,000	5,235,900
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.0%, 11/1/2027	1,000,000	1,030,790

		9,351,800
Tennessee 3.1%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017	2,500,000	2,655,925
5.0%, 12/15/2018	2,160,000	2,272,514
Elizabethton, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board, Series B, Prerefunded, 8.0%, 7/1/2033	3,000,000	3,382,920
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	3,000,000	3,103,590
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, First Mortgage, Mountain States Health Alliance, Series A, 5.5%, 7/1/2036	18,795,000	19,064,708
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, Mountain States Health Alliance, 6.5%, 7/1/2038	3,570,000	3,891,836
Johnson City, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board Hospital, Series A, Prerefunded, 7.5%, 7/1/2033	5,000,000	5,642,450
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series C, 5.0%, 2/1/2027	6,435,000	6,499,479
Series A, 5.25%, 9/1/2018	8,000,000	8,448,880

		54,962,302
Texas 11.7%
Abilene, TX, Hospital & Healthcare Revenue, Health Facilities, Sears Methodist Retirement Facilities, Series A, 7.0%, 11/15/2033	3,500,000	3,250,590
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	2,500,000	2,128,350
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 4.388%, 4/1/2027 (d)	4,910,000	3,035,706
Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Project, 6.2%, 7/1/2045	6,000,000	6,255,000
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	4,000,000	3,911,640
Series A-3, AMT, 5.125%, 5/15/2033	9,000,000	8,769,510
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT, 8.25%, 5/1/2033	7,000,000	3,407,320
Cass County, TX, Industrial Development Corp., Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/1/2024	2,000,000	2,594,080
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	1,512,800
Zero Coupon, 1/1/2032	3,500,000	920,430
Fort Bend, TX, General Obligation, Independent School District, Series A, 5.25%, 8/15/2025 (b)	4,445,000	5,047,964
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems, Series A, 5.125%, 12/1/2023	1,175,000	1,209,862
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., Series E, AMT, 6.75%, 7/1/2029	10,100,000	10,150,399
Lewisville, TX, Combination Contract Revenue, 144A, 6.75%, 10/1/2032	16,360,000	16,871,741
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030 (a)	11,000,000	10,128,580
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, Central Power & Light Co. Project, Series A, 6.3%, 11/1/2029	3,000,000	3,343,980
Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Allied Waste NA, Inc. Project, Series A, AMT, 5.2%, 4/1/2018	1,500,000	1,515,240
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	1,000,000	1,070,830
Second Tier, Series F, 5.75%, 1/1/2038	17,500,000	18,672,150
First Tier, Series A, 6.25%, 1/1/2039	9,525,000	10,636,948
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039 (a)	8,000,000	7,517,440
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Mirador Project:
Series A, 8.125%, 11/15/2039	1,000,000	1,049,170
Series A, 8.25%, 11/15/2044	6,000,000	6,328,920
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Texas Health Resources, Series A, 5.0%, 2/15/2022	2,000,000	2,127,980
Texas, Dallas-Fort Worth International Airport Revenue, Series A, AMT, 5.5%, 11/1/2020 (a)	7,125,000	7,621,327
Texas, Industrial Development Revenue, Waste Disposal Authority, Series A, AMT, 6.1%, 8/1/2024	5,000,000	5,082,650
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series D, 5.625%, 12/15/2017	14,790,000	16,291,629
Series D, 6.25%, 12/15/2026	16,875,000	18,903,375
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	10,000,000	10,836,600
Texas, Uptown Development Authority, Tax Increment Contract Revenue, Infrastructure Improvement Facilities, 5.5%, 9/1/2029	1,000,000	1,040,290
Texas, Water & Sewer Revenue, Waste Disposal Authority, AMT, 6.65%, 4/1/2032	2,000,000	2,029,600
Tom Green County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Shannon Health System Project, 6.75%, 5/15/2021	1,000,000	1,024,070
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health:
7.0%, 11/1/2030	1,530,000	1,604,649
7.125%, 11/1/2040	3,580,000	3,748,188
West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2035	4,505,000	4,677,632

		204,316,640
Vermont 0.0%
Vermont, Multi-Family Housing Revenue, Housing Finance Agency, Northgate Project, 144A, AMT, 8.25%, 6/15/2020 (e)	680,000	680,462
Virginia 0.8%
Virginia, Marquis Community Development Authority Revenue, 5.625%, 9/1/2018	7,500,000	6,074,475
Virginia, Peninsula Ports Authority, Residential Care Facility Revenue, Virginia Baptist Homes, Series C, 5.4%, 12/1/2033	2,600,000	1,776,164
Virginia, Peninsula Town Center Community Development Authority Revenue, Special Obligation, 6.45%, 9/1/2037	5,500,000	5,506,105

		13,356,744
Washington 1.9%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital, 6.5%, 12/1/2038	3,205,000	3,015,873
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 3, Series B, 7.125%, 7/1/2016	2,500,000	3,242,800
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028 (a)	2,970,000	3,017,253
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center:
Series B, 5.75%, 8/15/2037 (a)	6,675,000	6,843,744
Series A, 6.125%, 8/15/2037	16,000,000	16,749,600

		32,869,270
West Virginia 0.8%
West Virginia, State Hospital Finance Authority Revenue, Charleston Medical Center:
Series A, 5.625%, 9/1/2032	3,080,000	3,270,868
Prerefunded, 6.75%, 9/1/2030	980,000	989,800
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028	7,000,000	7,185,080
6.5%, 10/1/2038	3,000,000	3,031,680

		14,477,428
Wisconsin 1.0%
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	5,000,000	5,229,850
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.625%, 4/15/2039	8,160,000	8,551,598
Wisconsin, State Health & Educational Facilities Authority Revenue, Beaver Dam Community Hospitals, Inc., Series A, 6.75%, 8/15/2034	2,500,000	2,537,875
Wisconsin, State Health & Educational Facilities Authority Revenue, St. John's Communities, Inc., Series A, 7.625%, 9/15/2039	1,000,000	1,064,150

		17,383,473
Wyoming 0.1%
Wyoming, Municipal Power Supply Agency, Series A, 5.0%, 1/1/2036	1,000,000	1,036,480
Multi-State 0.2%
Non-Profit Preferred Funding Trust I, Series A1, 4.22%, 9/15/2037	4,754,857	4,313,891

Total Municipal Bonds and Notes (Cost $1,568,600,974)		1,646,668,731
Municipal Inverse Floating Rate Notes (f) 16.1%
California 1.5%
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2024 (a) (g)	8,500,000	9,548,577
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2025 (a) (g)	11,000,000	12,356,983
Trust: Sacramento, CA, Municipal Utility District, Electric Revenue, Series R 11513-1, 144A, 21.159%, 8/15/2024, Leverage Factor at purchase date: 5 to 1
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027 (a) (g)	2,126,587	2,324,013
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028 (a) (g)	1,935,078	2,114,725
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.153%, 5/1/2027, Leverage Factor at purchase date: 2 to 1

		26,344,298
Hawaii 0.6%
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2027 (g)	10,000,000	11,261,800
Trust: Hawaii, State General Obligation, Series 2867, 144A, 17.420%, 5/1/2027, Leverage Factor at purchase date: 4 to 1
Louisiana 0.6%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (g)	3,026,513	3,289,583
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (g)	3,304,152	3,591,355
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (g)	3,666,834	3,985,561
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.168%, 5/1/2033, Leverage Factor at purchase date: 2 to 1

		10,866,499
Nevada 2.5%
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (g)	7,851,481	8,829,350
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (g)	8,203,602	9,225,327
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (g)	5,298,193	5,958,062
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.141%, 6/15/2021, Leverage Factor at purchase date: 2 to 1
Las Vegas Valley, NV, General Obligation, Water District, Series A, 5.0%, 2/1/2036 (g)	18,755,000	19,616,553
Trust: Las Vegas Valley, NV, General Obligation, Water District, 144A, 9.168%, 2/1/2036, Leverage Factor at purchase date: 2 to 1

		43,629,292
New York 1.6%
New York, State Dormitory Authority Revenues, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (g)	5,095,207	5,771,209
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-2, 144A, 17.494%, 3/15/2023, Leverage Factor at purchase date: 4 to 1
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2025 (g)	4,000,000	4,553,289
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2026 (g)	3,000,000	3,414,967
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2027 (g)	3,000,000	3,414,967
Trust: New York, State Environmental Facilities Corp., Clean Drinking Water, Series 2870, 144A, 15.915%, 6/15/2025, Leverage Factor at purchase date: 3.6 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (g)	10,000,000	11,140,800
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 2072, 144A, 11.06%, 11/1/2027, Leverage Factor at purchase date: 2.5 to 1

		28,295,232
Ohio 0.8%
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (g)	4,522,767	4,856,095
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (g)	7,712,913	8,281,357
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.139%, 1/1/2028, Leverage Factor at purchase date: 3 to 1

		13,137,452
Pennsylvania 2.4%
Pennsylvania, State General Obligation, Series A, 5.0%, 8/1/2023 (g)	21,790,000	24,982,610
Trust: Pennsylvania, State General Obligation, Series R-11505-1, 144A, 42.691%, 8/1/2023, Leverage Factor at purchase date: 10 to 1
Pennsylvania, State Revenue Bond, Series A, 5.0%, 8/1/2024 (g)	15,475,000	17,636,388
Trust: Pennsylvania, State Revenue Bond, Series 2720, 144A, 12.513%, 8/1/2024, Leverage Factor at purchase date: 3 to 1

		42,618,998
Tennessee 1.0%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (g)	14,996,415	17,239,515
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 17.506%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
Texas 3.0%
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2024 (g)	3,710,000	4,160,892
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2025 (g)	4,315,000	4,839,420
Trust: Conroe, TX, Independent School District, Series 2487, 144A, 17.389%, 2/15/2024, Leverage Factor at purchase date: 4 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2024 (g)	15,000,000	17,134,350
Trust: San Antonio, TX, Electric & Gas Revenue, Series 2957, 144A, 13.28%, 2/1/2024, Leverage Factor at purchase date: 3 to 1
Texas, North East Independent School District, School Building, Series A, 5.0%, 8/1/2024 (g)	10,000,000	11,546,400
Trust: Texas, North East Independent School District, Series 2355, 144A, 21.68%, 8/1/2024, Leverage Factor at purchase date: 5 to 1
Texas, State Transportation Commission Revenue, 5.0%, 4/1/2026 (g)	12,500,000	14,086,500
Trust: Texas, State Transportation Commission Revenue, Series 2563, 144A, 21.56%, 4/1/2026, Leverage Factor at purchase date: 5 to 1

		51,767,562
Washington 2.1%
Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series A, 5.0%, 7/1/2024 (g)	10,000,000	11,139,000
Trust: Washington, Energy Northwest Electric Revenue, Series 2301, 144A, 21.68%, 7/1/2024, Leverage Factor at purchase date: 5 to 1
Washington, State General Obligation, Series A, 5.0%, 7/1/2025 (g)	10,000,000	11,302,800
Trust: Washington, State General Obligation, Series 2154, 144A, 22.28%, 7/1/2025, Leverage Factor at purchase date: 5 to 1
Washington, State General Obligation, Series 2007A, 5.0%, 7/1/2023 (a) (g)	10,000,000	11,479,300
Trust: Washington, State General Obligation, Series 2302, 144A, 21.68%, 7/1/2023, Leverage Factor at purchase date: 5 to 1
Washington, State Public Power Supply System, Nuclear Project No. 2, 9.599%, 7/1/2012	3,000,000	3,514,500

		37,435,600

Total Municipal Inverse Floating Rate Notes (Cost $262,917,890)		282,596,248

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,831,518,864) †	110.1	1,929,264,979
Other Assets and Liabilities, Net	(10.1)	(177,192,893)

Net Assets	100.0	1,752,072,086

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of August 31, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2010.

***	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest. The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A	6.5%	9/1/2031	7,295,000	7,628,882	3,531,364
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A	Zero Coupon	9/1/2010	2,000,000	1,385,088	934,000
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe, Series B, 144A	5.7%	9/1//2012	1,000,000	998,477	510,920
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier	7.375%	1/1/2030	6,000,000	5,798,546	12,000
New York, Liberty Development Corp. Revenue, National Sports Museum Project, Series A, 144A	6.125%	2/15/2019	2,203,531	2,203,531	22
North Manchester, IN, Peabody Retirement Community Project Revenue, Series A	7.25%	7/1/2033	3,000,000	2,910,069	1,871,850
				20,924,593	6,860,156

†
The cost for federal income tax purposes was $1,829,227,707.  At August 31, 2010, net unrealized appreciation for all securities based on tax cost was $100,037,272.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $139,374,050 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $39,336,778.

(a)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	2.1
American Capital Assurance	0.3
Assured Guaranty Corp.	0.7
Assured Guaranty Municipal Corp.	3.6
Financial Guaranty Insurance Co.	2.4
National Public Finance Guarantee Corp.	0.9
Radian Asset Assurance, Inc.	0.2

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(b)	At August 31, 2010, this security has been pledged, in whole or in part, as collateral for open interest rate swap contracts.
(c)	Security incorporates a letter of credit from the bank listed.
(d)	Partial interest paying security. The rate shown represents 65% of the original coupon rate.
(e)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Security	Acquisition Date	Acquisition Cost ($)	Value ($)	Value as % of Net Assets
Vermont, Multi-Family Housing Revenue, Housing Finance Agency, Northgate Project, 144A, AMT, 8.25%, 6/15/2020	12/12/1989	706,367	680,462	0.04

(f) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(g) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At August 31, 2010, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

1/11/2011 1/11/2016	45,000,0001	Fixed — 3.787%	Floating — LIBOR	(4,384,043)	—	(4,384,043)
1/12/2011 1/12/2016	45,000,0002	Fixed — 3.796%	Floating — LIBOR	(4,400,019)	—	(4,400,019)
3/22/2011 3/22/2025	15,250,0003	Fixed — 4.513%	Floating — LIBOR	(2,769,378)	—	(2,769,378)
6/2/2010 6/2/2029	4,800,0002	Fixed — 4.446%	Floating — LIBOR	(1,071,382)	—	(1,071,382)
6/23/2010 6/23/2029	20,000,0002	Fixed — 4.466%	Floating — LIBOR	(4,480,599)	—	(4,480,599)
8/2/2011 8/2/2029	9,750,0001	Fixed — 3.83%	Floating — LIBOR	(891,017)	—	(891,017)
2/7/2011 2/7/2030	4,900,0002	Fixed — 4.692%	Floating — LIBOR	(1,150,376)	—	(1,150,376)
1/25/2011 1/25/2031	21,000,0002	Fixed — 4.657%	Floating — LIBOR	(4,963,898)	—	(4,963,898)
6/11/2010 6/11/2031	17,300,0002	Fixed — 4.773%	Floating — LIBOR	(4,902,040)	—	(4,902,040)
Total unrealized depreciation on open interest rate swaps					(29,012,752)

Counterparties:
1	Citigroup, Inc.
2	JPMorgan Chase Securities, Inc.
3	The Goldman Sachs & Co.
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(h)	$—	$1,929,264,979	$—	$1,929,264,979
Total	$—	$1,929,264,979	$—	$1,929,264,979
Liabilities
Derivatives(i)	$—	$(29,012,752)	$—	$(29,012,752)
Total	$—	$(29,012,752)	$—	$(29,012,752)

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended August 31, 2010.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$(29,012,752)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic High Yield Tax Free Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2010